STOCK OPTION PLAN - Weighted-average assumptions (Details 2) (2010 Stock Option Plan (the "Plan"))	12 Months Ended
Dec. 31, 2012
2010 Stock Option Plan (the "Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	3 years 10 months 2 days
Expected volatility	77.49%
Dividend yield	0.00%
Risk-free interest rate	1.55%